Investment Objectives and Goals - GraniteShares US 100 Autocallable Income ETF	Aug. 10, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The GraniteShares US 100 Autocallable Income ETF seeks to generate stable monthly income while providing reduced downside risk through exposure to the Bloomberg US 100 Autocallable 65-40 Series Total Return Index (the “Autocallable Index”).